Commitments and Contingencies (Details) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 27, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Property Plant And Equipment [Line Items]
Other long-term assets		$ 2,793		$ 2,779
Deposits for vessels acquisitions		14	$ 0
Contractual obligation		22,970
Refinance of July 2012 Credit Facility
Property Plant And Equipment [Line Items]
Contractual obligation		20,200
One Drybulk Carrier Vessel
Property Plant And Equipment [Line Items]
Other long-term assets				$ 2,770
Deposits for vessels acquisitions		$ 2,770
YM Unity
Property Plant And Equipment [Line Items]
Vessel Year Built		2006
Containership Capacity		8,204
YM Utmost
Property Plant And Equipment [Line Items]
Vessel Year Built		2006
Containership Capacity		8,204
YM Unity and YM Utmost
Property Plant And Equipment [Line Items]
Sale Price Contractual Agreement	$ 67,000